S000000546 [Member] Expense Example - Nuveen Colorado Municipal Bond Fund	May 31, 2026 USD ($)
Nuveen Colorado Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 496
Expense Example, with Redemption, 3 Years	659
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,345
Nuveen Colorado Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	$ 1,878